Derivative Instruments and Financial Risk Management - Additional Information (Detail) - Forward Contracts [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) Payment ₪ / $ $ / $	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 55,250
Weighted-average forward exchange rate | ₪ / $	3.17
Number of installment payments | Payment	17
(Loss) gain on derivative instruments	$ 93	$ 190	$ 178
Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 20,842
Weighted-average forward exchange rate | $ / $	1.25
Number of installment payments | Payment	10
(Loss) gain on derivative instruments	$ 0	$ 267	$ (629)
Ten Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,750
Ten Months Purchase Period [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,105
One Month Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,250
Five Months Purchase Period [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 2,500